Income Taxes (Details) - Schedule of effective income tax rate reconciliations $ in Thousands, $ in Millions	1 Months Ended	6 Months Ended
	Mar. 21, 2018 HKD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)
Schedule of effective income tax rate reconciliations [Abstract]
Net income before provision for income taxes		$ 16,948	$ 29,633
PRC statutory tax rate		25.00%	25.00%
Income tax at statutory tax rate		$ 4,237	$ 7,408
Expenses not deductible for tax purpose		120	935
Changes in valuation allowance			2
Effect of warrant liability revaluation		(39)	(4,553)
Effect of preferential tax rates granted to the PRC entities (a)	$ 2	(4,343)	(3,328)
Income tax expense (benefit)		$ (25)	$ 464
Effective income tax rate		(0.15%)	1.57%